Reinsurance (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) reinsurer	Dec. 31, 2014 USD ($)
Reinsurance recoverables
Ceded future policyholder benefits and expenses	$ 1,826,798	$ 1,797,057
Ceded unearned premium	24,587	25,389
Ceded claims and benefits payable	360,176	319,790
Ceded paid losses	14,363	11,972
Total	2,225,924	$ 2,154,208
The Hartford and John Hancock
Reinsurance recoverables
Total	$ 2,117,114
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	2
A. M. Best ratings of reinsurer, A++ or A+
Reinsurance recoverables
Ceded future policyholder benefits and expenses	$ 1,203,705
Ceded unearned premium	24,356
Ceded claims and benefits payable	336,641
Ceded paid losses	210
Total	1,564,912
A. M. Best ratings of reinsurer, A or A-
Reinsurance recoverables
Ceded future policyholder benefits and expenses	622,753
Ceded unearned premium	231
Ceded claims and benefits payable	16,165
Ceded paid losses	1,857
Total	641,006
A. M. Best ratings of reinsurer, B++ or B+
Reinsurance recoverables
Ceded future policyholder benefits and expenses	0
Ceded unearned premium	0
Ceded claims and benefits payable	6
Ceded paid losses	0
Total	6
Not rated
Reinsurance recoverables
Ceded future policyholder benefits and expenses	340
Ceded unearned premium	0
Ceded claims and benefits payable	7,364
Ceded paid losses	12,296
Total	$ 20,000